Exhibit 99.1

World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

October 31, 2025

Dates Covered
Collections Period	10/01/25 - 10/31/25
Interest Accrual Period	10/15/25 - 11/16/25
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/25	214,928,985.13	15,725
Yield Supplement Overcollateralization Amount 09/30/25	10,576,034.23	0
Receivables Balance 09/30/25	225,505,019.36	15,725
Principal Payments	11,872,695.92	327
Defaulted Receivables	340,681.71	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/25	9,688,481.21	0
Pool Balance at 10/31/25	203,603,160.52	15,382

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.98%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	5,489,281.22	275
Past Due 61-90 days	1,542,005.53	76
Past Due 91-120 days	208,294.93	12
Past Due 121+ days	0.00	0
Total	7,239,581.68	363

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.39%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.82%
Delinquency Trigger Occurred	NO

Recoveries	227,271.37
Aggregate Net Losses/(Gains) - October 2025	113,410.34
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.60%
Prior Net Losses/(Gains) Ratio	0.58%
Second Prior Net Losses/(Gains) Ratio	1.39%
Third Prior Net Losses/(Gains) Ratio	-0.26%
Four Month Average	0.58%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.71%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.80%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	29.19

Flow of Funds	$ Amount
Collections	13,000,425.61
Investment Earnings on Cash Accounts	23,028.44
Servicing Fee	(187,920.85)
Transfer to Collection Account	-
Available Funds	12,835,533.20

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	502,966.28
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	6,244,471.56
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	847,948.81

Total Distributions of Available Funds	12,835,533.20

Servicing Fee	187,920.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 10/15/25	209,847,632.08
Principal Paid	11,325,824.61
Note Balance @ 11/17/25	198,521,807.47

Class A-1
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-2
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-3
Note Balance @ 10/15/25	65,667,632.08
Principal Paid	11,325,824.61
Note Balance @ 11/17/25	54,341,807.47
Note Factor @ 11/17/25	21.4874684%

Class A-4
Note Balance @ 10/15/25	98,700,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	98,700,000.00
Note Factor @ 11/17/25	100.0000000%

Class B
Note Balance @ 10/15/25	30,350,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	30,350,000.00
Note Factor @ 11/17/25	100.0000000%

Class C
Note Balance @ 10/15/25	15,130,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	15,130,000.00
Note Factor @ 11/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	661,759.78
Total Principal Paid	11,325,824.61
Total Paid	11,987,584.39

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.66000%
Interest Paid	200,286.28
Principal Paid	11,325,824.61
Total Paid to A-3 Holders	11,526,110.89

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6540550
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.1939598
Total Distribution Amount	11.8480148

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7919584
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	44.7838063
Total A-3 Distribution Amount	45.5757647

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	551.35
Noteholders' Principal Distributable Amount	448.65

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/25	5,058,901.50
Investment Earnings	17,124.20
Investment Earnings Paid	(17,124.20)
Deposit/(Withdrawal)	-
Balance as of 11/17/25	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,323,511.29	$1,204,776.89	$1,531,529.47
Number of Extensions	130	65	77
Ratio of extensions to Beginning of Period Receivables Balance	1.03%	0.51%	0.61%